Loans, Allowance for Loan Losses and Impaired Loans (Details 5) (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Bank impaired loans
With no related allowance recorded, Recorded investment	$ 6,673	$ 7,957	$ 2,965
With an allowance recorded, Recorded investment	2,170	2,412	2,349
Recorded investment, Total	8,843	10,369	5,314
With no related allowance recorded, unpaid principal balance	6,673	7,957	2,965
With an allowance recorded, unpaid principal balance	2,170	2,412	2,349
Unpaid principal balance, Total	8,843	10,369	5,314
With an allowance recorded, Related allowance	465	606	582
With no related allowance recorded, Average recorded investment	7,316	8,171	3,663
With an allowance recorded, Average recorded investment	2,291	2,183	2,776
Average recorded investment, Total	9,607	10,354	6,439
With no related allowance recorded, Interest income recognized	53	237	171
With an allowance recorded, Interest income recognized	16	61	84
Interest income recognized, Total	69	298	255
Residential Real Estate
Bank impaired loans
With no related allowance recorded, Recorded investment	2,976	3,807	2,494
With an allowance recorded, Recorded investment	1,755	1,891	1,972
Recorded investment, Total	4,731	5,698	4,466
With no related allowance recorded, unpaid principal balance	2,976	3,807	2,494
With an allowance recorded, unpaid principal balance	1,755	1,891	1,972
Unpaid principal balance, Total	4,731	5,698	4,466
With an allowance recorded, Related allowance	359	503	463
With no related allowance recorded, Average recorded investment	3,392	3,817	3,178
With an allowance recorded, Average recorded investment	1,823	1,808	2,220
Average recorded investment, Total	5,215	5,625	5,398
With no related allowance recorded, Interest income recognized	21	132	136
With an allowance recorded, Interest income recognized	16	50	61
Interest income recognized, Total	37	182	197
Commercial/Agriculture Real Estate
Bank impaired loans
With no related allowance recorded, Recorded investment	1,832	2,326	0
With an allowance recorded, Recorded investment	0	0	0
Recorded investment, Total	1,832	2,326	0
With no related allowance recorded, unpaid principal balance	1,832	2,326	0
With an allowance recorded, unpaid principal balance	0	0	0
Unpaid principal balance, Total	1,832	2,326	0
With an allowance recorded, Related allowance	0	0	0
With no related allowance recorded, Average recorded investment	2,079	2,326	0
With an allowance recorded, Average recorded investment	0	0	0
Average recorded investment, Total	2,079	2,326	0
With no related allowance recorded, Interest income recognized	0	27	0
With an allowance recorded, Interest income recognized	0	0	0
Interest income recognized, Total	0	27	0
Consumer Non-real Estate
Bank impaired loans
With no related allowance recorded, Recorded investment	357	247	471
With an allowance recorded, Recorded investment	278	342	377
Recorded investment, Total	635	589	848
With no related allowance recorded, unpaid principal balance	357	247	471
With an allowance recorded, unpaid principal balance	278	342	377
Unpaid principal balance, Total	635	589	848
With an allowance recorded, Related allowance	59	76	119
With no related allowance recorded, Average recorded investment	302	451	485
With an allowance recorded, Average recorded investment	310	339	556
Average recorded investment, Total	612	790	1,041
With no related allowance recorded, Interest income recognized	10	36	35
With an allowance recorded, Interest income recognized	0	10	23
Interest income recognized, Total	10	46	58
Commercial/Agricultural Non-real Estate
Bank impaired loans
With no related allowance recorded, Recorded investment	1,508	1,577	0
With an allowance recorded, Recorded investment	137	179	0
Recorded investment, Total	1,645	1,756	0
With no related allowance recorded, unpaid principal balance	1,508	1,577	0
With an allowance recorded, unpaid principal balance	137	179	0
Unpaid principal balance, Total	1,645	1,756	0
With an allowance recorded, Related allowance	47	27	0
With no related allowance recorded, Average recorded investment	1,543	1,577	0
With an allowance recorded, Average recorded investment	158	36	0
Average recorded investment, Total	1,701	1,613	0
With no related allowance recorded, Interest income recognized	22	42	0
With an allowance recorded, Interest income recognized	0	1	0
Interest income recognized, Total	$ 22	$ 43	$ 0